Other Borrowings (Composition of Other Borrowings Footnote) (Details)	Dec. 31, 2013	Sep. 11, 2008
Note 8 - Other Borrowings (Details) - Other Borrowings (Parentheticals) [Line Items]
Interest rate	3.95%
Secured Note at 3.95% [Member]
Note 8 - Other Borrowings (Details) - Other Borrowings (Parentheticals) [Line Items]
Interest rate		2008.00%